Segment Information (Tables)	12 Months Ended
Sep. 30, 2018
Segment Information [Abstract]
Net Sales Relating To Segments

(in millions)	2018	2017	2016
HHI	$1,377.7	$1,276.1	$1,241.0
HPC	1,110.4	1,132.3	1,169.6
PET	820.5	793.2	825.7
H&G	500.1	503.8	509.0
Net sales	$3,808.7	$3,705.4	$3,745.3

Schedule Of Segment Information

SBH (in millions)	2018	2017	2016
HHI	$254.7	$254.4	$241.6
HPC	119.4	147.8	141.3
PET	136.7	142.7	140.1
H&G	107.5	133.0	138.3
Total Segment Adjusted EBITDA	618.3	677.9	661.3
Corporate expenses	36.3	39.3	31.9
Interest expense	264.0	310.4	336.9
Depreciation and amortization	125.3	147.3	136.7
Share-based compensation	11.9	54.2	71.1
Acquisition and integration related charges	15.3	17.7	22.1
Restructuring and related charges	75.6	37.5	10.2
HPC divestiture related charges	14.9	—	—
Write-off from impairment of intangible assets	20.3	16.3	4.7
Inventory acquisition step-up	0.8	3.3	—
Pet safety recall	18.9	35.8	—
Spectrum merger related transaction charges	45.9	7.6	—
Non-recurring HRG operating costs	20.0	36.1	55.1
Other	4.8	0.3	0.5
Loss from operations before income taxes	$(35.7)	$(27.9)	$(7.9)

SB/RH (in millions)	2018	2017	2016
HHI	$254.7	$254.4	$241.6
PET	136.7	142.7	140.1
H&G	107.5	133.0	138.3
HPC	119.4	147.8	141.3
Total Segment Adjusted EBITDA	618.3	677.9	661.3
Corporate expenses	35.9	38.6	31.4
Interest expense	167.0	161.8	184.4
Depreciation and amortization	124.6	146.8	136.0
Share-based compensation	8.8	46.2	52.5
Acquisition and integration related charges	15.3	17.7	22.2
Restructuring and related charges	75.6	37.5	10.2
HPC divestiture related charges	14.9	—	—
Write-off from impairment of intangible assets	20.3	16.3	4.7
Inventory acquisition step-up	0.8	3.3	—
Pet safety recall	18.9	35.8	—
Other	6.1	0.3	0.3
Income from continuing operations before income taxes	$130.1	$173.6	$219.6

Depreciation And Amortization Relating To Segments

	SBH			SB/RH

Depreciation and amortization (in millions)	2018	2017	2016	2018	2017	2016
HHI	40.0	38.3	35.4	40.0	38.3	35.4
PET	42.3	43.1	42.7	42.3	43.1	42.7
H&G	18.8	17.6	15.2	18.8	17.6	15.2
HPC	8.8	34.8	32.8	8.8	34.8	32.8
Total segments	109.9	133.8	126.1	109.9	133.8	126.1
Corporate	15.4	13.5	10.6	14.7	13.0	9.9
Total depreciation and amortization	$125.3	$147.3	$136.7	$124.6	$146.8	$136.0

Capital Expenditures Relating To Segments

	SBH			SB/RH
Capital expenditures (in millions)	2018	2017	2016	2018	2017	2016
HHI	15.6	25.5	22.3	15.6	25.5	22.3
PET	24.6	20.2	14.4	24.6	20.2	14.4
H&G	6.4	6.5	6.9	6.4	6.5	6.9
HPC	14.8	15.3	12.9	14.8	15.3	12.9
Total segment capital expenditures	61.4	67.5	56.5	61.4	67.5	56.5
Corporate	14.5	14.3	17.2	14.5	14.3	17.0
Total capital expenditures	$75.9	$81.8	$73.7	$75.9	$81.8	$73.5

Segment Total Assets Relating To Segments

	SBH		SB/RH
Segment total assets (in millions)	2018	2017	2018	2017
HHI	1,640.7	1,698.3	1,640.7	1,698.3
PET	1,367.6	1,397.5	1,367.6	1,397.5
H&G	528.4	546.7	528.4	546.7
HPC	970.9	1,003.1	970.9	1,003.1
Total segment assets	4,507.6	4,645.6	4,507.6	4,645.6
Corporate	888.8	394.4	727.2	274.8
Total assets	$5,396.4	$5,040.0	$5,234.8	$4,920.4

Net Sales By Geographic Area

	SBH/SBRH
Net sales to external parties - Geographic Disclosure (in millions)	2018	2017	2016
United States	$2,627.2	$2,543.2	$2,523.3
Europe/MEA	669.4	653.2	703.6
Latin America	212.1	207.5	232.3
North America - Other	173.9	174.4	164.7
Asia-Pacific	126.1	127.1	121.4
Net sales	$3,808.7	$3,705.4	$3,745.3

Long-Lived Assets By Geographic Area

	SBH		SB/RH
Long-lived assets - Geographic Disclosure (in millions)	2018	2017	2018	2017
United States	$345.1	$335.0	$345.1	$334.2
Europe/MEA	84.3	90.6	84.3	90.6
Latin America	26.7	26.2	26.7	26.2
North America - Other	1.3	1.8	1.3	1.8
Asia-Pacific	42.6	45.4	42.6	45.4
Total long-lived assets	$500.0	$499.0	$500.0	$498.2